Intangible Assets, Net (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization		$ 3,475	$ 1,897
Net		$ 9,750	$ 6,957
License Fees
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Amortization Period	7 years 10 months 10 days	8 years 11 days
Gross Carrying Amount	$ 14,675	$ 13,225
Accumulated Amortization	(3,955)	(3,475)
Net	$ 10,720	$ 9,750
Internally Developed Software
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Amortization Period	2 years 11 months 12 days	0 years
Gross Carrying Amount	$ 909	$ 0
Accumulated Amortization	(17)	0
Net	$ 892	$ 0